Significant Transactions - Disclosure of held for sale assets and liabilities of CIBC Firstcaribbean (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Assets
Cash and non-interest bearing deposits with banks	$ 37,768	$ 4,754	$ 3,840	$ 4,178	$ 4,088	$ 4,380
Interest-bearing deposits with banks	17,703		13,519
Securities	133,806		121,310
Loans, net of allowance	411,586		388,941
Other assets	25,390		20,823
Total assets	759,136		651,604
Liabilities
Deposits	543,788		485,712
Other liabilities	23,714		$ 19,031
CIBC FirstCaribbean [Member]
Assets
Cash and non-interest bearing deposits with banks	1,396
Interest-bearing deposits with banks	1,220
Securities	3,789
Loans, net of allowance	8,635
Goodwill and other intangible assets	397
Other assets	586
Total assets	16,023
Liabilities
Deposits	14,677
Other liabilities	391
Total liabilities	$ 15,068